Commitments and Contingencies - Claims and Patent License Agreement (Details) $ / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2025 claim
Commitments and Contingencies
Shares issued in the period | €	€ 71,633
Claims known to management related to activities of company | claim				0
Agreement with Ionis Pharmaceuticals to license QR-1123
Commitments and Contingencies
Collaborative arrangement, upfront payment made in ordinary shares to counterparty | $		$ 3,501,000	$ 2,500,000
Collaborative arrangement, price per share paid to counterparty | $ / shares		$ 9.43	$ 22.23
Collaboration Agreement, premium on share price paid			20.00%
Collaboration agreement, measurement period for volume weighted average price per share			20 days